EQUITY - Additional Information (Details)		3 Months Ended		6 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) subsidiary $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Equity | $		$ 15,321,000,000	$ 18,204,000,000	$ 15,321,000,000		$ 18,204,000,000		$ 17,308,000,000	$ 18,532,000,000
Dividends recognised as distributions to owners | $		0	0	0		0
Decrease through other distributions to owners, equity | $	[1]			3,645,000,000		335,000,000
Limited partners | $		11,000,000	(7,000,000)	$ 41,000,000		10,000,000
Exchange ratio (in shares)				1
Partnership commitment agreement, maximum amount | $				$ 1,500,000,000
Fixed preferential cumulative distribution percentage | $		$ 725,000,000		$ 725,000,000				$ 725,000,000
Incentive distribution threshold reduction percentage		7.00%		7.00%
Remaining capacity available on the commitment | $				$ 25,000,000
Entities with joint control or significant influence
Dividends recognised as distributions to owners | $		$ 0	0
Incentive distribution rights based on percent increase in unit price				20.00%
Volume-weighted average price (in dollars per share) | $ / shares		$ 23.77
Dividends recognised as distributions to owners, volume weighted average share price threshold (in dollars per share) | $ / shares		$ 31.53
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Proportion of ownership interest in subsidiary				68.00%
Dividends recognised as distributions to owners | $		$ 14,000,000	$ 13,000,000	$ 27,000,000		$ 27,000,000
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 0.0625	$ 0.0625	$ 0.0625		$ 0.0625
Total
Number of shares issued (in shares)		88,828,515		88,828,515				74,281,771
Units repurchased and canceled (in shares)				3,559,221
Conversion from BBUC exchangeable shares (in shares)				184
Limited partners
Equity | $		$ 2,291,000,000	$ 1,868,000,000	$ 2,291,000,000		$ 1,868,000,000		$ 1,752,000,000	1,909,000,000
Number of shares issued (in shares)		88,828,511		88,828,511				74,281,767
Decrease through other distributions to owners, equity | $	[1]			$ 11,000,000		$ 10,000,000
Weighted average number of ordinary shares outstanding (in shares)		88,900,000	74,300,000	84,500,000		74,300,000
Units repurchased and canceled (in shares)				3,559,221		0
Units purchased (in shares)				0		15,211
Conversion from BBUC exchangeable shares (in shares)				184
Converted to class C shares (in shares)						(3)
Redemption- exchange units
Equity | $		$ 1,330,000,000	$ 1,752,000,000	$ 1,330,000,000		$ 1,752,000,000		$ 1,644,000,000	1,792,000,000
Number of shares issued (in shares)		51,599,716		51,599,716				69,705,497
Decrease through other distributions to owners, equity | $	[1]			$ 7,000,000		$ 8,000,000
Weighted average number of ordinary shares outstanding (in shares)		51,600,000	69,700,000	57,200,000		69,700,000
Converted to class C shares (in shares)				(18,105,781)
BBCU exchangeable shares
Number of shares issued (in shares)		69,996,739		69,996,739				72,954,446
Units repurchased and canceled (in shares)				2,957,523		0
Converted to class C shares (in shares)				(184)
Special limited partner units held by Brookfield
Number of shares issued (in shares)		4	4	4		4		4
Brookfield Asset Management Inc.
Number of shares issued (in shares)		4		4				4
Units repurchased and canceled (in shares)				0
Conversion from BBUC exchangeable shares (in shares)				0
Brookfield Asset Management Inc. | Preference shares
Unit issuance | $				$ 15,000,000
Number of partnership's subsidiaries (in subsidiaries) | subsidiary				3
Cumulative preferencial cash dividend as a percentage of redemption value				5.00%
Preferred securities
Equity | $		$ 740,000,000	$ 740,000,000	$ 740,000,000		$ 740,000,000		$ 740,000,000	740,000,000
Decrease through other distributions to owners, equity | $	[1]			26,000,000		26,000,000
Preferred Equity Securities
Decrease through other distributions to owners, equity | $		13,000,000	13,000,000	26,000,000		26,000,000
Interest of others in operating subsidiaries
Equity | $		9,155,000,000	12,010,000,000	9,155,000,000		12,010,000,000		$ 11,451,000,000	$ 12,216,000,000
Decrease through other distributions to owners, equity | $		$ 76,000,000	$ 181,000,000	$ 3,592,000,000	[1]	$ 282,000,000	[1]

[1]	See Note 19 for additional information on distributions, unit repurchases, and ownership changes and other.